Private Placement (Details) - Private Placement [Member] - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Line Items]
Consummated units	1,030,000
Price per share	$ 10	$ 10
Gross proceeds	$ 10.3
Sale of units		1,030,000
Price per unit		$ 10
Generating gross proceeds		$ 10.3